OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll and related accruals	$ 6,579	$ 4,327
Accrued expenses - agents' commissions	1,094	518
Accrued expenses	1,954	727
Royalties to IIA	228
Other accounts payable and accrued expenses	$ 9,855	$ 5,572